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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (312) 692-7564
         -------------------------------

Signature, Place, and Date of Signing:

         Constance Wick                  Chicago, IL      Feb 14, 2011
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          57
                                        --------------------

Form 13F Information Table Value Total:       767,182
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
Column 1                     Column 2         Column 3  Column 4      Column 5       Column 6   Column 7          Column 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems Inc      Note 2.750% 9/1  018804AN4    2,548  2,500,000 PRN           SOLE            2,500,000
Alliant Techsystems Inc      Note 3.000% 8/1  018804AK0   31,034 27,500,000 PRN           SOLE           27,500,000
American Med Sys Hldgs Inc   Note 4.000% 9/1  02744MAB4   18,939 15,500,000 PRN           SOLE           15,500,000
AMERIGROUP Corp              Note 2.000% 5/1  03073TAB8    3,476  3,000,000 PRN           SOLE            3,000,000
Amgen Inc                    Note        3/0  031162AL4      415    538,000 PRN           SOLE              538,000
Amgen Inc                    Note 0.375% 2/0  031162AQ3   15,021 15,000,000 PRN           SOLE           15,000,000
Amgen Inc                    Note 0.125% 2/0  031162AN0   38,648 38,730,000 PRN           SOLE           38,730,000
Amylin Pharmaceuticals Inc   Note 2.500% 4/1  032346AD0   10,688 10,686,000 PRN           SOLE           10,686,000
ASM International NV         Note 4.250% 12/0 00207DAG7   14,986  8,874,000 PRN           SOLE            8,874,000
Cephalon Inc                 Note 2.000% 6/0  156708AP4    2,814  2,000,000 PRN           SOLE            2,000,000
China Med Technologies Inc   Note 6.250% 12/1 169483AE4      504    500,000 PRN           SOLE              500,000
China Med Technologies Inc   Note 4.000% 8/1  169483AC8   10,924 12,810,000 PRN           SOLE           12,810,000
China Med Technologies Inc   Com              169483954    3,163    281,400  SH PUT       SOLE              281,400
CommScope Inc                Note 3.250% 7/0  203372AG2   10,584  8,128,000 PRN           SOLE            8,128,000
Core Laboratories LP         Note 0.250% 10/3 21868FAB9   33,989 17,477,000 PRN           SOLE           17,477,000
DJSP Enterprises Inc         *W EXP 08/11/201 G7982P120       14     23,700  SH           SOLE               23,700
DryShips Inc                 Note 5.0005 12/0 262498AB4   16,998 16,500,000 PRN           SOLE           16,500,000
DryShips Inc                 SHS              Y2109Q101    4,734    862,378  SH           SOLE              862,378
Earthlink Inc                FRNT 3.250% 11/1 270321AA0   19,459 17,325,000 PRN           SOLE           17,325,000
EMC Corp/Massachusetts       Note 1.750% 12/0 268648AM4    7,540  5,000,000 PRN           SOLE            5,000,000
EMC Corp/Massachusetts       Note 1.750% 12/0 268648AK8   37,270 25,750,000 PRN           SOLE           25,750,000
Equinix Inc                  Note 4.750% 6/1  29444UAH9   15,296 12,415,000 PRN           SOLE           12,415,000
Exterran Holdings Inc        Note 4.250% 6/1  30225XAA1    3,745  3,000,000 PRN           SOLE            3,000,000
Freeport-McMoRan Copper & Go Com              35671D957   12,009    100,000  SH PUT       SOLE              100,000
Gilead Sciences Inc          Note 0.500% 5/0  375558AG8   45,339 44,000,000 PRN           SOLE           44,000,000
Incyte Corp Ltd              Note 4.750% 10/0 45337CAJ1    5,195  2,500,000 PRN           SOLE            2,500,000
Information Services Group   *W EXP 01/31/201 45675Y112      417    201,383  SH           SOLE              201,383
JetBlue Airways Corp         DBCV 5.500% 10/1 477143AD3   11,334  7,000,000 PRN           SOLE            7,000,000
JetBlue Airways Corp         DBCV 5.500% 10/1 477143AE1   23,785 14,000,000 PRN           SOLE           14,000,000
KV Pharmaceutical Co         Note 2.500% 5/1  482740AC1      656  1,200,000 PRN           SOLE            1,200,000
L-3 Communications           Debt 3.000% 8/0  502413AW7   19,854 19,765,000 PRN           SOLE           19,765,000
Laboratory Corp  Amer Hldgs  Note        9/1  50540RAG7   39,627 33,576,000 PRN           SOLE           33,576,000
Macrovision Corp             Note 2.625% 8/1  555904AB7   27,629 12,500,000 PRN           SOLE           12,500,000
McDonald's Corp              Com              580135951   17,762    231,400  SH PUT       SOLE              231,400
Medtronic Inc                Note 1.625% 4/1  585055AM8   12,592 12,500,000 PRN           SOLE           12,500,000
MF Global Ltd                Note 9.000% 6/2  55276YAB2    3,140  2,600,000 PRN           SOLE            2,600,000
Microchip Technology Inc     SDCV 2.125% 12/1 595017AB0   27,010 22,006,000 PRN           SOLE           22,006,000
Nash Finch Co                Note 1.631% 3/1  631158AD4    1,355  2,672,000 PRN           SOLE            2,672,000
National City Corp           Note 4.000% 2/0  635405AW3    1,370  1,365,000 PRN           SOLE            1,365,000
Omnicare Inc                 Note 3.750% 12/1 681904AN8    3,344  3,000,000 PRN           SOLE            3,000,000
Qimonda Finance LLC          Note 6.750% 3/2  74732WAA7      486 12,000,000 PRN           SOLE           12,000,000
QUALCOMM Inc                 Com              747525953   17,322    350,000  SH PUT       SOLE              350,000
Radio One Inc                Cl D Non Vtg     75040P405       90     80,000  SH           SOLE               80,000
SBA Communications Corp      Note 4.000% 10/0 78388JAM8   27,608 18,500,000 PRN           SOLE           18,500,000
SUPERVALU Inc                Note        11/0 868536AP8    3,136  8,000,000 PRN           SOLE            8,000,000
Teleflex Inc                 Note 3.875% 8/0  879369AA4    2,638  2,500,000 PRN           SOLE            2,500,000
Textron Inc                  Note 4.500% 5/0  883203BN0   38,041 20,000,000 PRN           SOLE           20,000,000
Theravance Inc               Note 3.000% 1/1  88338TAA2    3,504  3,080,000 PRN           SOLE            3,080,000
Thoratec Corp                FRNT 1.380% 5/1  885175AB5    2,595  3,070,000 PRN           SOLE            3,070,000
Trina Solar Ltd              Note 4.000% 7/1  89628EAA2    9,999  6,500,000 PRN           SOLE            6,500,000
United Dominion Realty Tr In Note 4.000% 12/1 910197AK8    5,055  5,000,000 PRN           SOLE            5,000,000
United Parcel Service Inc    Com              911312956    7,258    100,000  SH PUT       SOLE              100,000
United States Steel Corp     Note 4.000% 5/1  912909AE8   63,381 32,500,000 PRN           SOLE           32,500,000
US Airways Group Inc         Note 7.250% 5/1  911905AC1    4,795  2,000,000 PRN           SOLE            2,000,000
USEC Inc                     Note 3.000% 10/0 90333EAC2    4,502  5,000,000 PRN           SOLE            5,000,000
Westway Group Inc            *W EXP 05/24/201 96169B118      342     90,384  SH           SOLE               90,384
Wyndham Worldwide Corp       Note 3.500% 5/0  98310WAC2   21,226  8,782,000 PRN           SOLE            8,782,000